Balance Sheet Components - Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2016	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financing obligation			$ 0	$ 3,056
Accrued interest			0	120
Warranty reserve		$ 13,719	12,461	7,229
Deferred rent			0	793
Finance lease liabilities, non-current		110	117	0
Total		13,829	12,578	11,198
Financing obligation, term	5 years
Financing obligation	$ 6,000	$ 2,800	$ 3,100	$ 3,900